Fair Value Measurements (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Balance at end of period	$ 2,880,650
Fair Value, Inputs, Level 3 [Member]
Balance at end of period	2,880,650
Derivative liability - Warrants [Member]
Balance at end of period	2,403,750
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Balance at start of period	2,674,000	$ 8,109,724
Additions to level 3 liabilities			8,367,012
Change in in fair value of level 3 liability	(270,250)	(5,435,724)	(257,288)
Transfer in and/or out of Level 3
Balance at end of period	2,403,750	2,674,000	8,109,724
Derivative Liability - Conversion Option on Convertible Debenture [Member]
Balance at end of period	476,900
Derivative Liability - Conversion Option on Convertible Debenture [Member] | Fair Value, Inputs, Level 3 [Member]
Balance at start of period	573,200	2,533,668
Additions to level 3 liabilities			2,638,966
Change in in fair value of level 3 liability	(96,300)	(1,960,468)	(105,298)
Transfer in and/or out of Level 3
Balance at end of period	$ 476,900	$ 573,200	$ 2,533,668